RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2016
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of net benefit costs recognized

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
(millions of Canadian dollars)
Benefits earned during the period	41	44	83	88
Interest cost on projected benefit obligations	23	26	49	53
Expected return on plan assets	(38)	(37)	(76)	(73)
Amortization of prior service costs	-	1	-	1
Amortization of actuarial loss	9	12	18	24

Net benefit costs on an accrual basis1,2	35	46	74	93

1	Included in net benefit costs for the three and six months ended June 30, 2016 are costs related to OPEB of $3 million and $7 million, respectively. (2015 - $4 million and $7 million).
2

For the three and six months ended June 30, 2016, offsetting regulatory liabilities of $3 million and $5 million, respectively (2015 - nil regulatory liabilities) have been recorded to the extent pension and OPEB costs are expected to be refunded to or collected from customers in future rates.